Other Gains/(Loss), Net - Schedule of Other Gains/(Loss), Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)		Mar. 31, 2023 CNY (¥)
Schedule of Other Gains/(Loss), Net [Abstract]
Foreign exchange losses, net	¥ (93)			¥ 1,089		¥ 2,679
Loss on disposal of other debts				(1,425)
Investment (loss)/gain	61		$ 8	1,820		(178)
Gain on disposal of a subsidiary		[1]		49	[1]	3,597	[1]
Discount on the ordinary shares issued by public offering				(5,943)
Others	(204)			416		(939)
Total	¥ (236)			¥ (3,994)		¥ 5,159

[1]	In August 2022, the Company disposed a subsidiary to a third-party investor and recognized an investment gain of RMB 3.6 million. In November 2023, the Company disposed a subsidiary and recognized an investment gain of RMB 0.05 million.